STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of options
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method. The assumptions used in the model are outlined in the following table:

	December 31, 2012	December 31, 2011	December 31, 2010
Weighted average fair value of options granted	$40.11	$35.07	$24.69
Weighted average assumptions used:
Expected volatility	46%	46%	30%
Expected term (in years)	5	3.65	5
Risk-free interest rate	0.64%	0.91%	2.42%
Expected dividend yield	—	—	—

Rollforward of stock options outstanding
A rollforward of stock options outstanding during the three months ended March 30, 2013 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2013	524,344	$70.16	5.95
Granted	—	—	0
Forfeited or expired	(1,500)		0
Balance at March 30, 2013	522,844	$70.33	5.70

A summary of changes in stock options outstanding during the year ended December 31, 2012 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2012	502,844	$68.57	6.75
Granted	26,000	$100.00	—
Forfeited or expired	(4,500)		—
Balance at December 31, 2012	524,344	$70.16	5.95

Rollforward of common stock
A rollforward of Ply Gem Prime’s common stock during the three months ended March 30, 2013 is as follows:

Common stock shares owned by management

Balance at January 1, 2013	454,672
Shares issued	—
Shares repurchased	—

Balance at March 30, 2013	454,672

On September 29, 2006 the Company amended the put right section of its Stockholders’ Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership. As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards. On September 29, 2006, the repurchase price under the put right formula was less than $0. As such, no compensation cost will be recognized for these shares.

Common stock shares owned by management

Balance at January 1, 2012	452,872
Shares issued	1,800
Shares repurchased	—

Balance at December 31, 2012	454,672